Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties
Related Parties
As of December 31,2018 related parties include one associate of Orion that is accounted for using the equity method, namely "Deutsche Gaßrußwerke" (DGW) and one principal owner of more than 10%.
Until December 8, 2017 Kinove Holdings and a co-investor as former majority shareholders of Orion Engineered Carbons S.A. and the shareholders of Kinove Holdings were related parties. In a series of secondary public offerings in 2017 Kinove Holdings and the co-investor sold their entire shareholdings in Orion Engineered Carbons S.A. to public shareholders. Therefore Kinove Holdings, the co-investor and the shareholders of Kinove Holdings are unrelated to Orion as of December 9, 2017.
Related parties include key management personnel having authority and responsibility for planning, directing and monitoring the activities of the Group directly or indirectly and their close family members.
Since the beginning of 2012, certain members of the administrative board, corporate management and senior management (the co-invested managers) have acquired shares on the basis of a co-investment program (CIP) of Kinove Luxembourg Coinvest S.C.A. which held 10% of the shares in Orion Engineered Carbons S.A which were fully sold in connection with the series of secondary public offerings in 2017 to public shareholders. The CIP qualified as an equity settled share-based payment plan because the terms and conditions under which the participating managers acquired the shares include defined lock-up periods and neither Orion Engineered Carbons S.A. nor any other group entity had an obligation to settle the share-based payment. No expenses were recognized in profit or loss as consideration for the services received by the co-invested managers.
In the normal course of business Orion from time to time receives services from, or sells products to, related unconsolidated parties, in transactions that are either not material or approved in accordance with our Related Party Transaction Approval Policy.

	December 31
	2018	2017
	(In thousands)
Trade receivables from DGW KG	$651	$537
Trade payables to DGW KG	$18,615	$19,611

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Purchased carbon black products from DGW KG	$93,536	$79,270	$77,670
Sales and services provided to DGW KG	$6,464	$2,627	$2,574